Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 2,856	$ 2,609	$ 3,229
Adjustments:
Provision for transaction and loan losses	791	580	517
Depreciation and amortization	1,400	1,200	940
Stock-based compensation	609	488	458
Deferred income taxes	(31)	(35)	17
Excess tax benefits from stock-based compensation	(201)	(130)	(80)
Gain on sale of Skype	0	0	(1,664)
Gain on sale of equity investments	75	0	0
(Gain) loss on divestiture of business	0	(118)	257
Gain on acquisitions	0	0	(79)
Changes in assets and liabilities, net of acquisition effects
Accounts receivable	(123)	(207)	(292)
Other current assets	(378)	(310)	18
Other non-current assets	(108)	(96)	(18)
Accounts payable	7	(16)	29
Accrued expenses and other liabilities	(3)	(164)	(202)
Deferred revenue	20	28	12
Income taxes payable and other tax liabilities	231	9	132
Net cash provided by operating activities	4,995	3,838	3,274
Cash flows from investing activities:
Purchases of property and equipment, net	(1,250)	(1,257)	(963)
Changes in principal loans receivable, net	(794)	(727)	(587)
Purchases of investments	(7,505)	(3,128)	(2,290)
Maturities and sales of investments	3,943	1,421	1,596
Acquisitions, net of cash acquired	(869)	(143)	(3,223)
Repayment of note receivable and sale of related equity investments	485	0	0
Proceeds from divested business, net of cash disposed	0	144	0
Proceeds from the sale of Skype	0	0	2,269
Other	(22)	(73)	(109)
Net cash used in investing activities	(6,012)	(3,763)	(3,307)
Cash flows from financing activities:
Proceeds from issuance of common stock	437	483	242
Repurchases of common stock	(1,343)	(898)	(1,064)
Excess tax benefits from stock-based compensation	201	130	80
Tax witholdings related to net share settlements of restricted stock awards and units	(267)	(186)	(147)
Proceeds from issuance of long-term debt, net	0	2,976	0
Net (repayments) and borrowings under commercial paper program	0	(550)	250
Repayment of acquired debt	(400)	0	(199)
Funds receivable and customer accounts, net	(1,149)	(4,126)	(1,369)
Funds payable and amounts due to customers, net	1,149	4,126	1,369
Other	18	(4)	0
Net cash (used in) provided by financing activities	(1,354)	1,951	(838)
Effect of exchange rate changes on cash and cash equivalents	48	100	(15)
Net (decrease) increase in cash and cash equivalents	(2,323)	2,126	(886)
Cash and cash equivalents at beginning of period	6,817	4,691	5,577
Cash and cash equivalents at end of period	4,494	6,817	4,691
Supplemental cash flow disclosures:
Cash paid for interest	99	15	29
Cash paid for income taxes	466	789	373
Non-cash investing and financing activities:
Common stock options assumed pursuant to acquisition	0	0	32
Note receivable from divested business	$ 0	$ 0	$ 288